Current and Deferred Income Tax and Social Contribution (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 170,851		R$ 130,405
Deferred tax on business combination		(1,794)
Effect on profit and loss		36,396		40,446
Deferred Assets, net at end of period		R$ 205,453		170,851
Maximum limit for offsetting tax loss carry-forwards as percentage of taxable profit		30.00%
Estimated period for tax benefit is expected to be realized from 2026		6 years
Income tax and social contribution losses carryforwards
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 422,240	[1]	307,319
Deferred tax on business combination	[1]	0
Effect on profit and loss		172,121	[1]	114,921
Deferred Assets, net at end of period	[1]	594,361		422,240
Impairment losses on trade receivables
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		20,472		13,010
Deferred tax on business combination		0
Effect on profit and loss		7,540		7,462
Deferred Assets, net at end of period		28,012		20,472
Provision for obsolete inventories
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		3,346		(1,262)
Deferred tax on business combination		0
Effect on profit and loss		(247)		4,608
Deferred Assets, net at end of period		3,099		3,346
Imputed interest on suppliers
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(5,548)		(2,157)
Deferred tax on business combination		0
Effect on profit and loss		4,342		(3,391)
Deferred Assets, net at end of period		(1,206)		(5,548)
Provision for risks of tax, civil and labor losses
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		20,445		20,025
Deferred tax on business combination		0
Effect on profit and loss		(31,382)		420
Deferred Assets, net at end of period		(10,937)		20,445
Refund liabilities and right to returned goods
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		15,818		9,470
Deferred tax on business combination		0
Effect on profit and loss		(7,397)		6,348
Deferred Assets, net at end of period		8,421		15,818
Temporary Differences of Right of Use Assets and Lease Liabilities [Member]
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		7,936		6,660
Effect on profit and loss				1,276
Deferred Assets, net at end of period				7,936
Right of use assets [member]
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		50,531
Deferred tax on business combination		0
Effect on profit and loss		(19,230)
Deferred Assets, net at end of period		31,301		50,531
Lease Liabilities
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(42,595)
Deferred tax on business combination		0
Effect on profit and loss		16,911
Deferred Assets, net at end of period		(25,684)		(42,595)
Fair value adjustments on business combination and goodwill amortization
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[3]	(358,454)	[2]	(248,628)
Deferred tax on business combination	[2]	(1,794)
Effect on profit and loss		(110,094)	[2]	(109,826)	[3]
Deferred Assets, net at end of period	[2]	(470,342)		(358,454)	[3]
Other temporary difference
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		44,596		25,968
Deferred tax on business combination		0
Effect on profit and loss		3,832		18,628
Deferred Assets, net at end of period		R$ 48,428		R$ 44,596

[1]	The Company’s income tax and social contribution loss carryforwards are primarily the result of tax amortization of goodwill and the amortization of certain intangibles recognized related to the business combination in 2018. In accordance with Brazilian tax regulation, tax loss carryforwards have a limitation for use of 30% of taxable profit generated in each year and do not expire. The tax benefit is expected to be realized over an estimated 6-year period beginning in 2026.
[2]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by Somos; (ii) amortization of fair value adjustment related to acquisition of the company; and (iii) deductibility of the acquisition goodwill for tax purposes as allowed by tax law.
[3]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.